Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts receivable, net
Schedule of accounts receivable, net

	As of December 31,
	2023	2024
	RMB	RMB
Accounts receivable	1,108,215	1,746,390
Less: allowance for credit loss	(3,765)	(2,056)
Total Accounts receivable, net	1,104,450	1,744,334

Schedule of allowance for credit loss related to accounts receivable

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Beginning of the year	756	1,923	3,765
Provision of allowance for credit loss	1,167	1,842	2,439
Reversal of allowance for credit loss	—	—	(4,148)
End of the year	1,923	3,765	2,056